NATURE OF OPERATIONS (Details Narrative)									12 Months Ended
	Apr. 22, 2025	Apr. 17, 2025	Feb. 28, 2025 CAD ($) $ / shares	Oct. 18, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 22, 2022 shares	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	one (1) for five hundred (500) reverse stock split		1-for-17	1:17	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Net income loss									$ 12,922,294	$ (47,590,257)	$ (18,495,121)
Cash flows from (used in) operations									9,530,038	6,552,747	$ 3,468,099
Accumulated Deficit									59,980,132	72,902,426
Net after expenses			$ 20,552,190						20,852,213	$ 7,966,357
Cash on hand									15,231,108
Working capital									$ 15,624,810
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Prefunded and investor warrants price per share | $ / shares			$ 4.17
Purchase and sale of institutional investors			$ 17,000,000.0
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest													74.00%
Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest													26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Ownership interest												100.00%
Number of shares issued | shares												7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares												5